SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Sep. 30, 2024
Buildings [Member]
Estimated useful lives of the assets	20 years
Proprietary technology [Member]
Estimated useful lives of the assets	5 years
Furniture, fixture and electronic equipment [Member] | Bottoms [Member]
Estimated useful lives of the assets	3 years
Furniture, fixture and electronic equipment [Member] | Tops [Member]
Estimated useful lives of the assets	10 years